UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05642)

American Income Fund, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  11/30/08

Item 1. Schedule of Investments.

Schedule of  INVESTMENTS (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE ¶

(Percentages of each investment category relate to total net assets)
High Yield Corporate Bonds — 24.2%
Basic Industry — 2.9%
AK Steel, 7.75%, 6/15/12	$200,000	$140,500
Domtar, 7.13%, 8/15/15	225,000	153,000
Evraz Group, 8.25%, 11/10/15 ■	250,000	110,000
FMG Finance Property, 10.00%, 9/1/13 ■	250,000	140,000
Freeport-McMoRan Copper & Gold, 8.25%, 4/1/15	150,000	108,750
Georgia-Pacific, 7.13%, 1/15/17 ■	200,000	147,000
Griffin Coal Mining, 9.50%, 12/1/16 ■	150,000	52,500
Hexion, 9.75%, 11/15/14	250,000	130,000
Ineos Group Holdings, 8.50%, 2/15/16 ■	50,000	8,875
Intertape Polymer US, 8.50%, 8/1/14 ∞	150,000	114,000
Momentive Performance Materials, 9.75%, 12/1/14	133,000	51,538
Newark Group, 9.75%, 3/15/14 ∞	200,000	18,000
Noble Group, 6.63%, 3/17/15 ■	250,000	150,000
Nova Chemicals, 6.50%, 1/15/12	250,000	173,750
Smurfit-Stone Container, 8.38%, 7/1/12	200,000	56,000
Steel Dynamics, 6.75%, 4/1/15	184,000	113,160
Vedanta Resources PLC, 9.50%, 7/18/18 ■	100,000	49,000
		1,716,073

Capital Goods — 1.5%
Allied Waste North America, 6.13%, 2/15/14	300,000	260,250
BE Aerospace, 8.50%, 7/1/18	250,000	206,250
Case New Holland, 7.13%, 3/1/14	200,000	143,000
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	150,000	48,750
Owens Corning, 6.50%, 12/1/16	270,000	201,085
		859,335

Communications — 2.5%
CCO Holding LLC, 8.75%, 11/15/13	250,000	142,500
CSC Holdings, Series B, 7.63%, 4/1/11	250,000	221,250
Echostar DBS, 6.38%, 10/1/11	200,000	170,000
Inmarsat Finance PLC, 10.38%, 11/15/12	150,000	131,625
Intelsat Intermediate Holding Ltd., 0.00% through 2/1/10, 9.50% thereafter 2/1/15 ■ ©	100,000	67,500
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16	150,000	120,750
Level 3 Financing, 12.25%, 3/15/13	250,000	143,750
MetroPCS Wireless, 9.25%, 11/1/14	150,000	123,000
Nextel Communications, Series F, 5.95%, 3/15/14	250,000	100,000
UBS Luxembourg SA, 8.25%, 5/23/16 ■	150,000	67,500
Windstream, 8.13%, 8/1/13	250,000	206,250
		1,494,125

Consumer Cyclical — 5.6%
Advanced Medical Optics, 7.50%, 5/1/17	200,000	110,000
AutoNation, 6.75%, 4/15/13 r	50,000	31,750
Buffalo Thunder Development Authority, 9.38%, 12/15/14 ■	250,000	80,000
Delta Air Lines, Series 2001-1, 7.71%, 9/18/11	250,000	161,250
Denny's Holdings, 10.00%, 10/1/12	100,000	68,500
Dollar General, 10.63%, 7/15/15	200,000	180,000
Ford Motor, 7.45%, 7/16/31	175,000	43,750
Ford Motor Credit, 7.00%, 10/1/13	250,000	105,202
Galaxy Entertainment, 9.88%, 12/15/12 ■ ∞	250,000	92,500
General Motors, 8.25%, 7/15/23	150,000	30,000
General Motors Acceptance Corporation, 5.63%, 5/15/09	300,000	206,713
Goodyear Tire & Rubber, 7.86%, 8/15/11	200,000	146,000
Hanesbrands, Series B, 6.51%, 12/15/14 r	250,000	161,250
Harrah's Operating, 10.75%, 2/1/16 ■	150,000	33,375

AMERICAN INCOME FUND     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE ¶

Lear, Series B, 8.50%, 12/1/13	$150,000	$34,500
Levi Strauss & Co., 9.75%, 1/15/15	100,000	60,000
Macys Retail Holdings, 7.45%, 7/15/17	250,000	144,606
MGM Mirage, 13.00%, 11/15/13 ■	200,000	167,000
Mohegan Tribal Gaming, 6.38%, 7/15/09	250,000	210,000
Neiman-Marcus Group, 10.38%, 10/15/15	190,000	71,250
PEP Boys-Manny Moe & Jack, 7.50%, 12/15/14	195,000	87,750
Rite Aid, 7.50%, 3/1/17	100,000	57,000
Royal Caribbean Cruises Ltd., 7.00%, 6/15/13	250,000	150,000
Sally Holdings LLC, 10.50%, 11/15/16	200,000	116,000
Shimao Property Holdings Ltd., 8.00%, 12/1/16 ■ ∞	150,000	60,000
Susser Holdings LLC, 10.63%, 12/15/13	200,000	164,000
Tenneco, 8.13%, 11/15/15	250,000	107,500
Ticketmaster, 10.75%, 8/1/16 ■	100,000	50,000
UAL, 4.50%, 6/30/21	150,000	70,005
Wynn Las Vegas LLC, 6.63%, 12/1/14	410,000	290,075
		3,289,976

Consumer Non Cyclical — 3.7%
Bunge Ltd. Finance, 7.80%, 10/15/12	250,000	221,870
Catalent Pharma Solutions, 9.50%, 4/15/15	250,000	82,500
Chiquita Brands International, 7.50%, 11/1/14	100,000	68,000
Community Health Systems, 8.88%, 7/15/15	215,000	172,537
Constellation Brands, 7.25%, 5/15/17	200,000	166,000
Del Monte, 8.63%, 12/15/12	200,000	181,000
Delhaize America, 9.00%, 4/15/31	231,000	213,338
HCA, 6.75%, 7/15/13	350,000	224,000
Health Management Associates, 6.13%, 4/15/16	200,000	119,500
Smithfield Foods, Series B, 7.75%, 5/15/13	250,000	137,500
Stater Brothers Holdings,
8.13%, 6/15/12	195,000	169,650
7.75%, 4/15/15	250,000	200,000
Supervalu, 7.50%, 5/15/12	250,000	216,250
		2,172,145

Electric — 3.3%
AVA Capital Trust III, 6.50%, 4/1/34 ∞	300,000	280,612
Dynegy Holdings, 7.75%, 6/1/19	500,000	332,500
Edison Mission Energy, 7.75%, 6/15/16	245,000	191,713
ISA Capital do Brasil, 8.80%, 1/30/17 ■	400,000	319,000
NRG Energy, 7.38%, 2/1/16	150,000	121,875
Reliant Energy, 7.63%, 6/15/14	250,000	191,250
Teco Finance, 6.57%, 11/1/17	250,000	203,835
Texas Competitive Electric Holdings, 10.25%, 11/1/15 ■	450,000	288,000
		1,928,785

Energy — 1.0%
Chesapeake Energy, 7.00%, 8/15/14	250,000	190,000
Forest Oil, 7.25%, 6/15/19 ■	115,000	78,775
Sabine Pass LNG LP, 7.50%, 11/30/16	200,000	138,000
Tesoro, 6.63%, 11/1/15	250,000	155,000
		561,775

Finance — 0.7%
Discover Financial Services, 3.35%, 6/11/10 r	215,000	154,813
Nuveen Investments, 5.50%, 9/15/15 ∞	200,000	36,000
SLM, Series MTN, 3.70%, 7/26/10 r	250,000	195,607
		386,420

AMERICAN INCOME FUND     2008  Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE ¶

Industrials Other — 1.1%
Aramark, 8.50%, 2/1/15	$200,000	$166,000
Baldor Electric, 8.63%, 2/15/17	200,000	147,000
Briggs & Stratton, 8.88%, 3/15/11	282,000	265,080
Ply Gem Industries, 11.75%, 6/15/13	125,000	74,063
		652,143

Natural Gas — 0.8%
Copano Energy LLC, 7.75%, 6/1/18 ■	250,000	163,750
El Paso Energy, Series MTN, 7.80%, 8/1/31	100,000	63,494
Southern Union, 7.20%, 11/1/66	200,000	110,730
Targa Resources, 8.50%, 11/1/13	250,000	137,500
		475,474

Real Estate — 0.2%
Agile Property Holdings, 9.00%, 9/22/13 ■	125,000	65,000
Greentown China Holdings, 9.00%, 11/8/13 ■ ∞	190,000	62,700
		127,700

Sovereign — 0.3%
Republic of Uruguay, 8.00%, 11/18/22	250,000	199,750

Technology — 0.4%
Amkor Technology, 9.25%, 6/1/16	50,000	29,250
First Data, 9.88%, 9/24/15	75,000	43,125
Freescale Semiconductor, 9.13%, 12/15/14	150,000	30,750
Lucent Technologies, 6.45%, 3/15/29	250,000	100,000
NXP BV/NXP Funding, 9.50%, 10/15/15	250,000	45,000
		248,125

Transportation — 0.2%
Hertz, 10.50%, 1/1/16	250,000	100,000

Total High Yield Corporate Bonds (Cost: $20,847,775)		14,211,826

U.S. Government Agency Mortgage-Backed Securities — 46.3%
Adjustable Rate r — 0.9%
Federal Home Loan Mortgage Corporation, 5.77%, 9/1/18, #605911	138	138
Federal National Mortgage Association,
4.72%, 7/1/27, #070179	1,467	1,447
5.33%, 10/1/32, #725110 a	308,867	307,333
Government National Mortgage Association, 5.13%, 12/20/22, #008096	233,223	231,753
		540,671

Fixed Rate — 45.4%
Federal Home Loan Mortgage Corporation Gold,
6.50%, 11/1/28, #C00676 a	237,970	247,483
5.50%, 10/1/33, #A15120 a	979,199	995,712
Federal National Mortgage Association,
6.00%, 12/1/13, #190179 a	228,189	230,988
7.00%, 7/1/17, #254414 a	238,165	250,325
5.00%, 11/1/18, #750989 a	409,168	417,132
5.00%, 2/1/19, #767182 a	678,279	691,481
5.00%, 2/1/21, #745279 a	674,512	683,636
5.50%, 4/1/21, #840466 a	907,166	924,419
6.00%, 5/1/29, #323702 a	419,824	432,021
6.50%, 5/1/31, #540814	167	173
7.00%, 9/1/31, #596680 a	306,479	318,923
7.00%, 3/1/32, #635970	205	215

AMERICAN INCOME FUND     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE ¶

6.50%, 6/1/32, #596712 a	$398,970	$409,817
5.50%, 6/1/33, #709700 a	657,198	669,513
5.50%, 11/1/33, #555967 a	1,558,028	1,587,224
6.00%, 11/1/33, #743642 a	439,313	450,154
5.50%, 12/1/33, #756202 a	957,371	975,311
6.00%, 1/1/34, #763687 a	757,176	775,387
5.50%, 2/1/34, #766070 a	730,268	743,496
6.00%, 3/1/34, #745324 a	791,580	812,598
6.00%, 1/1/35, #810225 a	652,177	667,862
6.50%, 2/1/35, #735273 a	804,400	832,186
5.50%, 3/1/35, #815979 a	1,378,020	1,402,551
5.00%, 7/1/35, #828346 a	1,820,990	1,834,972
5.50%, 3/1/36, #878059 a	1,224,885	1,246,306
6.00%, 6/1/36, #882685 a	3,081,614	3,152,361
5.00%, 6/1/37, #944244 a	1,467,649	1,478,148
6.00%, 12/1/99 ê	2,850,000	2,913,236
Government National Mortgage Association,
5.50%, 8/15/33, #604567 a	1,003,323	1,024,438
6.00%, 7/15/34, #631574 a	547,129	560,011
		26,728,079

Total U.S. Government Agency Mortgage-Backed Securities (Cost: $26,724,275)		27,268,750

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities — 45.3%
Adjustable Rate r — 11.7%
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 6.47%, 4/25/37	838,699	383,967
California Federal Bank Los Angeles, Series 1991-C12, Class A, 6.15%, 7/15/21 † ∞	11,503	8,671
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A, 1.65%, 10/25/36	1,374,903	517,915
Goldman Sachs Mortgage Securities,
4.72%, 10/25/33, Series 2003-10, Class 1A1	1,162,017	893,082
5.10%, 1/25/35, Series 2005-AR1, Class B1	1,352,267	834,081
6.93%, 3/25/43, Series 2003-1, Class B2	1,664,363	1,519,149
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A, 1.71%, 3/19/37	1,417,018	595,826
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 6.02%, 7/25/36	1,500,000	410,790
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.94%, 1/25/37	742,971	189,911
Lehman Mortgage Trust, Series 2008-6, Cass 1A1, 6.55%, 4/25/38 †	449,807	266,751
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 3A2, 5.91%, 9/25/36	822,044	454,203
Washington Mutual MSC Mortgage, Series 2003-AR3, Class B1, 5.08%, 6/25/33	447,822	373,812
Wells Fargo Mortgage-Backed Securities Trust,
6.08%, 10/25/36, Series 2006-AR14, Class 2A3	599,823	359,809
5.60%, 2/25/33, Series 2003-D, Class A1	60,128	51,270
		6,859,237

Fixed Rate — 33.6%
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37	937,876	653,290
Citicorp Mortgage Securities, Series 2004-5, Class B3, 5.29%, 8/25/34	1,130,449	589,359
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJ, 6.10%, 12/10/17	210,000	64,089
Countrywide Alternative Loan Trust,
5.00%, 1/25/35, Series 2004-28CB, Class 2A1	330,734	320,757
5.50%, 4/25/35, Series 2005-7CB, Class 2A4	750,000	727,041
Credit Suisse First Boston Mortgage Securities Corporation,
6.24%, 4/25/33, Series 2003-8, Class DB1	1,361,521	1,252,630
6.00%, 12/25/35, Series 2005-11, Class 6A7	1,000,000	440,686
5.82%, 1/25/36, Series 2005-12, Class DB4	815,253	9,327
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	1,111,531	740,906
GMAC Mortgage Corporation Loan Trust,
5.00%, 1/25/34, Series 2003-J9, Class A15	1,325,000	1,210,945

AMERICAN INCOME FUND     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE ¶

6.50%, 1/25/35, Series 2004-J5, Class A7	$759,807	$704,958
Goldman Sachs Mortgage Securities,
7.50%, 6/19/32, Series 2001-2, Class A ■	256,681	280,619
5.74%, 5/25/35, Series 2005-4F, Class B1	1,211,749	644,824
Impac Secured Assets CMN Owner Trust, Series 2000-3, Class M1, 8.00%, 10/25/30	654,753	621,949
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	960,261	506,838
LB-UBS Commercial Mortgage Trust, Series 2008-C1,
6.15%, 4/15/41, Class A2	752,000	491,197
6.15%, 4/15/41, Class AM	210,000	92,597
MASTR Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	476,794	352,083
Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.13%, 11/25/34	1,015,385	871,010
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ■	1,051,131	430,287
Prime Mortgage Trust, Series 2004-2,
5.04%, 11/25/19, Class B2	340,414	247,727
5.04%, 11/25/19, Class B3	255,113	177,303
Residential Accredit Loans,
5.00%, 6/25/18, Series 2003-QS12, Class M1	813,086	594,880
5.00%, 9/25/19, Series 2004 QS13, Class M3	311,505	109,737
6.00%, 4/25/36, Series 2006-QS4, Class A9	626,039	490,523
Residential Asset Mortgage Products,
7.32%, 4/25/31, Series 2003-SL1, Class M2	961,965	879,514
6.50%, 7/25/32, Series 2004-SL4, Class A3	681,220	597,984
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-2, Class 3A1, 5.50%, 4/25/22	898,436	779,113
Washington Mutual Mortgage, Series 2004-RA3, Class 2A, 6.35%, 8/25/38	391,011	343,235
Washington Mutual MSC Mortgage, Series 2003-MS9, Class CB2, 7.47%, 4/25/33	364,607	222,213
Wells Fargo Mortgage-Backed Securities Trust,
4.50%, 8/25/18, Series 2003-7, Class A3	464,655	451,546
4.72%, 7/25/19, Series 2004-7, Class B2	570,273	415,838
4.72%, 7/25/19, Series 2004-7, Class B3	427,897	298,425
5.00%, 7/25/19, Series 2004-7, Class 2A2	587,958	565,175
5.50%, 5/25/35, Series 2005-3, Class A9	1,786,088	1,024,076
5.50%, 12/25/35, Series 2005-14, Class 2A1	733,959	614,003
5.50%, 7/25/37, Series 2007-9, Class 1A4	1,240,000	936,265
		19,752,949

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities (Cost: $37,782,008)		26,612,186

Collateralized Mortgage Obligation - U.S. Agency Mortgage-Backed Securities — 11.8%
Fixed Rate — 6.2%
Federal Home Loan Mortgage Corporation, Series 2972, Class KA, 4.50%, 6/15/18	10,884	10,936
Federal National Mortgage Association,
4.00%, 5/25/19, Series 2004-27, Class HB	1,923,137	1,804,126
4.50%, 5/25/19, Series 2004-29, Class WG	942,115	924,182
4.35%, 3/25/34, Series 2004-90, Class GA	572,478	563,426
7.50%, 2/25/42, Series 2002-WI, Class 2A	324,787	340,722
		3,643,392

Z-Bonds ☒ — 5.6%
Federal Home Loan Mortgage Corporation, Series 2676, Class GZ, 4.50%, 9/15/33	1,919,357	1,595,990
Government National Mortgage Association, Series 2001-8, Class Z, 6.50%, 3/20/31	1,664,881	1,726,853
		3,322,843

Total Collateralized Mortgage Obligation - U.S. Agency Mortgage-Backed Securities (Cost: $6,656,663)		6,966,235

AMERICAN INCOME FUND     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR/ SHARES	VALUE ¶

Asset-Backed Securities — 9.1%
Automotive — 0.2%
Daimler Chrysler Auto Trust, Series 2006-D, Class A3, 4.98%, 2/8/11	$91,149	$89,577

Commercial — 1.2%
Banc of America Commercial Mortgage, Series 2005-5, Class AM, 5.18%, 10/10/45	340,000	186,389
Bear Stearns Commercial Mortgage Securities,
6.41%, 11/11/17, Series 2007-PW18, Class AJ	390,000	119,966
5.99%, 9/11/42, Series 2007-T28, Class D ■	475,000	73,684
JP Morgan Chase Commercial Mortgage Securities, Series 2005-LDP5, Class B, 5.33%, 12/15/44	425,000	105,373
Merrill Lynch Mortgage Trust, Series 2005-CIPI, Class C, 5.30%, 7/12/38	500,000	121,301
Morgan Stanley Capital I, Series 2005-HQ6, Class B, 5.15%, 8/13/42	445,000	112,767
		719,480

Credit Cards — 2.3%
American Express Issuance Trust, Series 2005-1, Class C, 1.75%, 8/15/11 r	435,000	336,911
Discover Card Master Trust, Series 2007-C1, Class C1, 1.74%, 1/15/13 r	370,000	284,370
Washington Mutual Master Note Trust, Series 2007-C1, Class C1, 1.82%, 5/15/14 r ■ ∞	1,000,000	727,547
		1,348,828

Home Equity — 2.5%
Residential Funding Mortgage Securities II,
5.24%, 9/25/18, Series 2004-HI2, Class A4	83,381	82,648
5.53%, 2/25/29, Series 2003-HI4, Class M1 ©	1,614,203	1,424,732
		1,507,380

Manufactured Housing — 1.5%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	180,020	183,506
Origen Manufactured Housing, Series 2005-B, Class M1, 5.99%, 1/15/37	750,000	701,526
		885,032

Other — 1.4%
Crown Castle Towers LLC, Series 2005-A1, Class D, 5.61%, 6/15/35 ■	1,000,000	808,740

Total Asset-Backed Securities (Cost: $7,787,265)		5,359,037

Investment Grade Corporate Bonds — 2.8%
Basic Industry — 0.9%
Southern Copper, 7.50%, 7/27/35	400,000	274,450
Vale Overseas, 6.25%, 1/11/16	250,000	230,367
		504,817

Communications — 0.2%
Qwest, 8.88%, 3/15/12	175,000	144,375

Consumer Cyclical — 0.2%
CVS Caremark, 6.30%, 6/1/37 r	200,000	110,000

Consumer Non Cyclical — 0.7%
Fisher Scientific International, 6.75%, 8/15/14	500,000	441,674

Transportation — 0.8%
American Airlines, Series 99-1, 7.02%, 10/15/09	500,000	472,500

Total Investment Grade Corporate Bonds (Cost: $2,000,376)		1,673,366

Preferred Stocks — 0.8%
Finance — 0.5%
Citigroup, Series AA	5,000	70,000
Citigroup, Series F	4,000	66,400

AMERICAN INCOME FUND     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Income Fund (MRF)

DESCRIPTION	SHARES/ PAR	VALUE ¶

MetLife, Series B	1,600	$19,888
Regions Financing Trust III	5,600	112,840
		269,128

Real Estate Investment Trusts — 0.2%
Freddie Mac, Series Z	5,000	3,750
iStar Financial, Series G	1,000	3,130
National Retail Properties, Series C	4,000	55,600
Northstar Realty Finance, Series A	4,000	31,640
Northstar Realty Finance, Series B	4,000	28,000
		122,120

Wireless Communication — 0.1%
United States Cellular	6,000	84,900

Total Preferred Stocks (Cost: $969,356)		476,148

Municipal Bond — 1.1%
Healthcare Revenue — 1.1%
Sullivan County, Tennessee, Health, Educational & Housing Facilities Board, Hospital Revenue, Welmont Health System, Series 2001-8, 6.95%, 9/1/16 ∞ (Cost: $635,000)	$635,000	630,339

Short-Term Investments — 1.3%
Money Market Fund ☑ — 0.0%
First American Prime Obligations Fund, Class Z	21,027	21,026

U.S. Treasury Obligations ☐ — 1.3%
United States Treasury Bill, 1.88%, 1/22/09	$764	762
United States Treasury Bill, 0.59%, 1/29/09	70,000	69,935
United States Treasury Bill, 1.16%, 4/2/09	430,000	428,306
United States Treasury Bill, 0.18%, 4/9/09	978	977
United States Treasury Bill, 1.15%, 9/24/09	265,000	262,552
		762,532

Total Short-Term Investments (Cost: $783,558)		783,558

Total Investments ▲ — 142.7% (Cost: $104,186,276)		83,981,445

Other Assets and Liabilities, Net — (42.7)%		(25,140,082)

Total Net Assets — 100.0%		$58,841,363

AMERICAN INCOME FUND     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Income Fund (MRF)

¶
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.
The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.
When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.
As of November 30, 2008, the fund held fair valued securities which are disclosed in footnote †.

■
Securities sold within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other "qualified institutional buyers". On November 30, 2008, the value of these investments was $4,573,352 or 7.8% of total net assets.

©	Delayed Interest (Step Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s).
r	Variable Rate Security - The rate shown is the coupon rate in effect as of November 30, 2008.
a
Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2008, securities valued at $24,121,788 were pledged as collateral for the following outstanding reverse repurchase agreements:

Name of Broker
		Acquisition			Accrued	and Description
	Amount	Date	Rate*	Due	Interest	of Collateral
	$ 14,875,000	11/05/08	2.75%	12/05/08	$ 29,544	(1)
	7,590,000	11/17/08	2.50%	12/17/08	7,379	(1)
	$ 22,465,000				$ 36,923

*	Interest rate as of November 30, 2008. Rate is based on the London InterBank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:
(1) Goldman Sachs:
Federal National Mortgage Association, 5.33%, 10/1/32, $308,867 par
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $237,970 par
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $979,199 par
Federal National Mortgage Association, 6.00%, 12/1/13, $228,189 par
Federal National Mortgage Association, 7.00%, 7/1/17, $238,165 par
Federal National Mortgage Association, 5.00%, 11/1/18, $409,168 par
Federal National Mortgage Association, 5.00%, 2/1/19, $678,279 par
Federal National Mortgage Association, 5.00%, 2/1/21, $674,512 par

AMERICAN INCOME FUND     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Income Fund (MRF)

	Federal National Mortgage Association, 5.50%, 4/1/21, $907,166 par
	Federal National Mortgage Association, 6.00%, 5/1/29, $419,824 par
	Federal National Mortgage Association, 7.00%, 9/1/31, $306,479 par
	Federal National Mortgage Association, 6.50%, 6/1/32, $398,970 par
	Federal National Mortgage Association, 5.50%, 6/1/33, $657,198 par
	Federal National Mortgage Association, 5.50%, 11/1/33, $1,558,028 par
	Federal National Mortgage Association, 6.00%, 11/1/33, $439,313 par
	Federal National Mortgage Association, 5.50%, 12/1/33, $957,371 par
	Federal National Mortgage Association, 6.00%, 1/1/34, $757,176 par
	Federal National Mortgage Association, 5.50%, 2/1/34, $730,268 par
	Federal National Mortgage Association, 6.00%, 3/1/34, $791,580 par
	Federal National Mortgage Association, 6.00%, 1/1/35, $652,177 par
	Federal National Mortgage Association, 6.50%, 2/1/35, $804,400 par
	Federal National Mortgage Association, 5.50%, 3/1/35, $1,378,020 par
	Federal National Mortgage Association, 5.00%, 7/1/35, $1,820,990 par
	Federal National Mortgage Association, 5.50%, 3/1/36, $1,224,885 par
	Federal National Mortgage Association, 6.00%, 6/1/36, $3,081,614 par
	Federal National Mortgage Association, 5.00%, 6/1/37, $1,467,649 par
	Government National Mortgage Association, 5.50%, 8/15/33, $1,003,323 par
	Government National Mortgage Association, 6.00%, 7/15/34, $547,129 par

ê	Security purchased on a when-issued basis. As of November 30, 2008, the total cost of investments purchased on a when-issued basis was $2,887,579 or 4.9% of total net assets.
†	Security is fair valued. As of November 30, 2008, the fair value of these investments was $275,422 or 0.47% of total net assets.
∞	Illiquid Security. A security may be considered illiquid if it lacks a readily available market. As of November 30, 2008, the value of these investments was $2,030,369 or 3.45% of total net assets.
☒
Z-Bond - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents the current yield based upon the current cost basis and estimated future cash flows.

☑	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.
☐	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is effective yield as of November 30, 2008.
▲
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $104,186,276. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$1,132,440
	Gross unrealized depreciation	(21,337,271)
	Net unrealized depreciation	$(20,204,831)

Schedule of Open Futures Contracts
Description	Number of Contracts Sold	Notional Contract Value	Settlement Month	Unrealized Depreciation
U.S. Treasury 5 Year Note Futures	77	$ (8,986,742)	March 2009	$ (155,073)
U.S. Treasury 10 Year Note Futures	33	(3,991,969)	March 2009	(171,862)
U.S. Treasury Long Bond Futures	20	(2,549,688)	March 2009	(163,424)
				$ (490,359)

Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation
Deutsche Bank	Dow Jones CDX HVOL11 Index	Sell	3.85%	12/20/2013	$ 1,350,000	$ (36,198)
JPMorgan	Markit CMBX AAA4 Index	Buy	0.35%	2/17/2051	500,000	(36)
JPMorgan	Dow Jones iTRAXX Asia ex-Japan Index	Sell	6.50%	6/20/2013	900,000	(163,544)
UBS	Markit ABX AAAO71 Index	Sell	0.09%	8/25/2037	450,000	(54,748)
						$ (254,526)

AMERICAN INCOME FUND     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Income Fund (MRF)

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in preferred stocks, open and closed end funds, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are corporate and municipal bonds, asset-backed securities, U.S. government and agency securities, collateralized mortgage obligations, U.S. treasury bills and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of November 30, 2008, the fund's investments were classified as follows:

	Investments in	Other Financial
	Securities	Instruments**
Level 1 - Quoted prices in active markets for identical assets	$497,174	$(490,359)
Level 2 - Other significant observable inputs	81,766,359	(254,526)
Level 3 - Significant unobservable inputs	1,717,912	—
Total	$83,981,445	$(744,885)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
		Investments in
		Securities
Balance as of August 31, 2008		$1,445,993
Accrued discounts (premiums)		2,953
Realized gain (loss)		868
Net change in unrealized appreciation or depreciation		(274,453)
Net purchases (sales)		154,664
Net transfers in and/or (out) of Level 3		387,887
Balance as of November 30, 2008		$1,717,912

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

AMERICAN INCOME FUND     2008 Quarterly Report

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

By:     /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   January 21, 2009